Income Taxes (Details) - The provision for income tax Expense(Benefits) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Current:
Federal
State					5,726
Foreign					(27,179)	27,247
Total Current					(21,453)	27,247
Deferred:
Federal
State
Foreign
Total Deferred
Provision for income taxes	$ (1,051)	$ 12,812	$ 2,661	$ 26,887	$ (21,453)	$ 27,247